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VIA EDGAR

May 5, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Long Duration Government Opportunities Fund
File Nos. 2-86966; 811-3870

Ladies and Gentlemen:

On behalf of Morgan Stanley Long Duration Government Opportunities Fund (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus contained in Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on April 30, 2025, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2025, accession number 0001133228-25-004803.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison M. Fumai.
Allison M. Fumai